Equity-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Equity-Based Compensation (Details) [Line Items]
Shares subject to equitable adjustment						9,200,000
Time-based vesting, description						Each restricted share award shall be subject to three service-based vesting conditions: a) Sixty percent (60%) of a participant’s restricted share award will become vested on the third anniversary of the Closing if the participant is still employed by the company on such date (and has been continuously employed by the company from the date of grant through such vesting date). b) An additional twenty percent (20%) of a participant’s restricted share award will become vested on the fourth anniversary of the Closing if the participant is still employed by the company on such date (and has been continuously employed by the company from the date of grant through such vesting date). c) The final twenty percent (20%) of a participant’s restricted share award will become vested on the fifth anniversary of the Closing if the participant is still employed by the company on such date (and has been continuously employed by the company from the date of grant through such vesting date).
Stock options						2,765,099
Restricted stock outstanding						17,425
Additional stock options						204,181
Deferred compensation liability						$ 54
Stock options granted vest term						5 years
Selling, general and administrative expense		$ 4,003	$ 4,968	$ 10,335	$ 8,970	$ 27,196	$ 10,272
Unrecognized compensation						1,105
Management Contingent Share Plan [Member]
Equity-Based Compensation (Details) [Line Items]
Vesting expenses						$ 10,091
Fair value at grant date						$ 7.81
Service-based conditions						$ 8,695
Selling, general and administrative expense						$ 201
2022 Equity Incentive Plan [Member]
Equity-Based Compensation (Details) [Line Items]
Shares issued						3,286,235
2020 Stock Incentive Plan [Member]
Equity-Based Compensation (Details) [Line Items]
Stock options outstanding						2,965,500
Weighted-average exercise price						$ 7.13
Minimum [Member]
Equity-Based Compensation (Details) [Line Items]
Excise price per share						$ 6.51
Expected term	2 years 2 months 12 days
Weighted average period terms						1 year
Minimum [Member] | Management Contingent Share Plan [Member]
Equity-Based Compensation (Details) [Line Items]
Unrecognized compensation						$ 10,358
Maximum [Member]
Equity-Based Compensation (Details) [Line Items]
Excise price per share						$ 15.75
Expected term	3 years 3 months 18 days
Weighted average period terms						1 year 8 months 12 days
Maximum [Member] | Management Contingent Share Plan [Member]
Equity-Based Compensation (Details) [Line Items]
Unrecognized compensation						$ 51,257
Class A Common Stock [Member]
Equity-Based Compensation (Details) [Line Items]
Shares issued		46,480,892		46,480,892		29,669,830
Class A Common Stock [Member] | 2020 Stock Incentive Plan [Member]
Equity-Based Compensation (Details) [Line Items]
Stock options outstanding						5,105,648